Allowance for Loan Losses - Performing and Non Performing Loans (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2016		Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Risk rating grade totaled	$ 214,377		$ 195,917	$ 166,016
Residential First Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Risk rating grade totaled	185,373	[1]	164,405	135,267
Residential First Mortgages | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Risk rating grade totaled	3,300		3,900	2,100
Residential Revolving and Junior Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Risk rating grade totaled	25,389	[2]	26,497	25,400
Residential Revolving and Junior Mortgages | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Risk rating grade totaled	265		372	219
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Risk rating grade totaled	3,615	[3]	5,015	5,349
Consumer and Other Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Risk rating grade totaled	$ 0		$ 0	$ 1

[1]	Residential First Mortgages which have been assigned a risk rating grade of Substandard totaled $3.3 million as of September 30, 2016.
[2]	Residential Revolving and Junior Mortgages which have been assigned a risk rating grade of Substandard totaled $265 thousand as of September 30, 2016.
[3]	No Consumer Loans had been assigned a risk rating grade of Substandard as of September 30, 2016.